Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act, we are providing the information below to illustrate the relationship between the
SEC-defined
compensation actually paid (“CAP”) and various measures used to gauge the Company’s financial performance in conformance with Item 402(v) of Regulation
S-K.
CAP is calculated in accordance with Item 402(v) of
Regulation S-K
and differs from compensation shown in the Summary Compensation Table for the Chief Executive Officer and other NEOs. See below for a reconciliation of the total compensation shown in the Summary Compensation Table to CAP. The Compensation Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, please review the “Compensation Discussion and Analysis” section of this Proxy Statement.
The following table sets forth information concerning the compensation of our NEOs and our financial performance for each of the five years in the period ended December 31, 2025:

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	COMPENSATION ACTUALLY PAID TO PEO (1) ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO (1) NEOS ($)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME ($ IN MILLIONS)	EBITDA ($ IN MILLIONS)
					TOTAL SHAREHOLDER RETURN ($)	PEER GROUP TOTAL SHAREHOLDER RETURN (2) ($)

2025	$36,431,936	$33,174,602	$8,072,724	$5,593,138	$112.39	$122.51	$6.5	$170.1

2024	$37,393,960	$8,220,790	$8,229,951	$2,855,473	$119.66	$118.76	$138.7	$123.0

2023	$29,176,180	$28,622,960	$7,289,696	$7,416,214	$146.06	$112.65	$374.7	$389.8

2022	$19,420,514	$16,180,113	$5,633,566	$4,583,956	$129.17	$101.00	$369.5	$582.7

2021	$22,164,341	$11,430,937	$6,616,193	$3,506,869	$132.09	$137.09	$292.6	$565.0

(1)
The amounts shown represent CAP to our Principal Executive Officer (“PEO”) and the average CAP to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

YEAR	PEO	NON-PEO NEOS

2025	Andrew C. Florance	Christian M. Lown, Lisa C. Ruggles, Frederick G. Saint, and Frank A. Simuro

2024	Andrew C. Florance	Christian M. Lown, Scott T. Wheeler, Lisa C. Ruggles, Frederick G. Saint, and Frank A. Simuro

2023	Andrew C. Florance	Scott T. Wheeler, Lisa C. Ruggles, Frederick G. Saint, and Frank A. Simuro

2022	Andrew C. Florance	Scott T. Wheeler, Lisa C. Ruggles, Frederick G. Saint, and Frank A. Simuro

2021	Andrew C. Florance	Scott T. Wheeler, Lisa C. Ruggles, and Frederick G. Saint

CAP to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

ADJUSTMENTS	PEO
	2025	202 4	202 3	202 2	202 1

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the 2025 Summary Compensation Table for Applicable Year	-($31,743,782)	-($33,192,850)	-($25,345,219)	-($15,526,424)	-($18,710,768)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Remain Unvested as of Applicable Year End, determined as of Applicable Year End	$33,304,624	$22,403,392	$24,240,807	$18,416,210	$14,435,844

Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Vested during Applicable Year, determined as of Vesting Date	$0	$0	$0	$3,551	$0

Increase/deduction for Awards Granted during Prior Year(s) that were Outstanding and Unvested as of Applicable Year End, determined based on change in ASC 718 Fair Value from Prior Year End to Applicable Year End	-($5,247,515)	-($13,423,536)	$2,965,451	$756,384	$3,584,582

Increase/deduction for Awards Granted during Prior Year(s) that Vested During Applicable Year, determined based on change in ASC 718 Fair Value from Prior Year End to Vesting Date	$429,339	-($4,960,176)	-($2,414,259)	-($6,890,122)	-($2,873,898)

Total Adjustments	-($3,257,334)	-($29,173,170)	-($553,220)	-($3,240,401)	-($10,733,404)

ADJUSTMENTS	AVERAGE NON-PEO NEOS
	2025	2024	2023	2022	2021

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the 2025 Summary Compensation Table for Applicable Year	-($8,338,663)	-($5,320,293)	-($5,755,090)	-($4,293,321)	-($5,277,307)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Remain Unvested as of Applicable Year End, determined as of Applicable Year End	$6,667,183	$4,751,991	$5,567,668	$4,567,643	$3,840,076

Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Vested during Applicable Year, determined as of Vesting Date	$0	$0	$0	$0	$301

Increase/deduction for Awards Granted during Prior Year(s) that were Outstanding and Unvested as of Applicable Year End, determined based on change in ASC 718 Fair Value from Prior Year End to Applicable Year End	-($925,888)	-($1,899,128)	$738,930	$183,671	-($849,736)

Increase/deduction for Awards Granted during Prior Year(s) that Vested During Applicable Year, determined based on change in ASC 718 Fair Value from Prior Year End to Vesting Date	$117,782	-($463,526)	-($424,990)	-($1,507,603)	-($822,658)

Deduction of ASC 718 Fair Value of Awards Granted during Prior Year(s) that were Forfeited during Applicable Year, determined as of Prior Year End	$0	-($2,443,522)	$0	$0	$0

Total Adjustments	-($2,479,586)	-($5,374,478)	$126,518	-($1,049,610)	-($3,109,324)

(2)
Pursuant to SEC rules, the TSR amounts assume an initial investment of $100 on December 31, 2020. As permitted by SEC rules, the peer group referenced for purposes of the TSR comparison is the group of companies included in the S&P Composite 1500 Real Estate Index, which is the industry peer group used for purposes of Item 201(e) of Regulation
S-K.
The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described in the “Compensation Discussion and Analysis—How Executive Compensation Decisions are Made” section of this Proxy Statement.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(1)
The amounts shown represent CAP to our Principal Executive Officer (“PEO”) and the average CAP to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

YEAR	PEO	NON-PEO NEOS

2025	Andrew C. Florance	Christian M. Lown, Lisa C. Ruggles, Frederick G. Saint, and Frank A. Simuro

2024	Andrew C. Florance	Christian M. Lown, Scott T. Wheeler, Lisa C. Ruggles, Frederick G. Saint, and Frank A. Simuro

2023	Andrew C. Florance	Scott T. Wheeler, Lisa C. Ruggles, Frederick G. Saint, and Frank A. Simuro

2022	Andrew C. Florance	Scott T. Wheeler, Lisa C. Ruggles, Frederick G. Saint, and Frank A. Simuro

2021	Andrew C. Florance	Scott T. Wheeler, Lisa C. Ruggles, and Frederick G. Saint

Peer Group Issuers, Footnote	Pursuant to SEC rules, the TSR amounts assume an initial investment of $100 on December 31, 2020. As permitted by SEC rules, the peer group referenced for purposes of the TSR comparison is the group of companies included in the S&P Composite 1500 Real Estate Index, which is the industry peer group used for purposes of Item 201(e) of Regulation
S-K.
	The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described in the “Compensation Discussion and Analysis—How Executive Compensation Decisions are Made” section of this Proxy Statement.
PEO Total Compensation Amount	$ 36,431,936	$ 37,393,960	$ 29,176,180	$ 19,420,514	$ 22,164,341
PEO Actually Paid Compensation Amount	$ 33,174,602	8,220,790	28,622,960	16,180,113	11,430,937
Adjustment To PEO Compensation, Footnote

ADJUSTMENTS	PEO
	2025	202 4	202 3	202 2	202 1

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the 2025 Summary Compensation Table for Applicable Year	-($31,743,782)	-($33,192,850)	-($25,345,219)	-($15,526,424)	-($18,710,768)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Remain Unvested as of Applicable Year End, determined as of Applicable Year End	$33,304,624	$22,403,392	$24,240,807	$18,416,210	$14,435,844

Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Vested during Applicable Year, determined as of Vesting Date	$0	$0	$0	$3,551	$0

Increase/deduction for Awards Granted during Prior Year(s) that were Outstanding and Unvested as of Applicable Year End, determined based on change in ASC 718 Fair Value from Prior Year End to Applicable Year End	-($5,247,515)	-($13,423,536)	$2,965,451	$756,384	$3,584,582

Increase/deduction for Awards Granted during Prior Year(s) that Vested During Applicable Year, determined based on change in ASC 718 Fair Value from Prior Year End to Vesting Date	$429,339	-($4,960,176)	-($2,414,259)	-($6,890,122)	-($2,873,898)

Total Adjustments	-($3,257,334)	-($29,173,170)	-($553,220)	-($3,240,401)	-($10,733,404)

Non-PEO NEO Average Total Compensation Amount	$ 8,072,724	8,229,951	7,289,696	5,633,566	6,616,193
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,593,138	2,855,473	7,416,214	4,583,956	3,506,869
Adjustment to Non-PEO NEO Compensation Footnote

ADJUSTMENTS	AVERAGE NON-PEO NEOS
	2025	2024	2023	2022	2021

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the 2025 Summary Compensation Table for Applicable Year	-($8,338,663)	-($5,320,293)	-($5,755,090)	-($4,293,321)	-($5,277,307)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Remain Unvested as of Applicable Year End, determined as of Applicable Year End	$6,667,183	$4,751,991	$5,567,668	$4,567,643	$3,840,076

Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Vested during Applicable Year, determined as of Vesting Date	$0	$0	$0	$0	$301

Increase/deduction for Awards Granted during Prior Year(s) that were Outstanding and Unvested as of Applicable Year End, determined based on change in ASC 718 Fair Value from Prior Year End to Applicable Year End	-($925,888)	-($1,899,128)	$738,930	$183,671	-($849,736)

Increase/deduction for Awards Granted during Prior Year(s) that Vested During Applicable Year, determined based on change in ASC 718 Fair Value from Prior Year End to Vesting Date	$117,782	-($463,526)	-($424,990)	-($1,507,603)	-($822,658)

Deduction of ASC 718 Fair Value of Awards Granted during Prior Year(s) that were Forfeited during Applicable Year, determined as of Prior Year End	$0	-($2,443,522)	$0	$0	$0

Total Adjustments	-($2,479,586)	-($5,374,478)	$126,518	-($1,049,610)	-($3,109,324)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
PAY VERSUS PERFORMANCE TABULAR LIST
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025:

(1)	Revenue;

(2)	EBITDA;

(3)	Relative TSR; and

(4)	Net Income.

Total Shareholder Return Amount	$ 112.39	119.66	146.06	129.17	132.09
Peer Group Total Shareholder Return Amount	122.51	118.76	112.65	101	137.09
Net Income (Loss)	$ 6,500,000	$ 138,700,000	$ 374,700,000	$ 369,500,000	$ 292,600,000
Company Selected Measure Amount	170,100,000	123,000,000	389,800,000	582,700,000	565,000,000
PEO Name	Andrew C. Florance
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Net Income
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,257,334)	$ (29,173,170)	$ (553,220)	$ (3,240,401)	$ (10,733,404)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,743,782)	(33,192,850)	(25,345,219)	(15,526,424)	(18,710,768)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,304,624	22,403,392	24,240,807	18,416,210	14,435,844
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,247,515)	(13,423,536)	2,965,451	756,384	3,584,582
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	3,551	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	429,339	(4,960,176)	(2,414,259)	(6,890,122)	(2,873,898)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,479,586)	(5,374,478)	126,518	(1,049,610)	(3,109,324)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,338,663)	(5,320,293)	(5,755,090)	(4,293,321)	(5,277,307)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,667,183	4,751,991	5,567,668	4,567,643	3,840,076
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(925,888)	(1,899,128)	738,930	183,671	(849,736)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	301
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,782	(463,526)	(424,990)	(1,507,603)	(822,658)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (2,443,522)	$ 0	$ 0	$ 0